Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of convertible senior notes	18,279
Long-term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of notes	72,699
Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of notes	155,531
Available-for-sale Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount adjustment to reflect sale restriction	25.00%